Commitments, Guarantees, and Contingent Liabilities (Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Within one year	¥ 3,855	¥ 5,280
More than one year	4,230	6,550
Total	¥ 8,085	¥ 11,830